Schedule of Investments (unaudited) March 31, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 96.9%

Florida — 95.1%

Corporate — 6.6%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 06/01/20	$3,140	$3,260,702
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,100,500

		5,361,202

County/City/Special District/School District — 13.5%
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	760	796,571
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 5.00%, 11/01/20	400	420,172
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 07/01/20	2,000	2,083,580
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 06/01/20	485	492,634
Indian River County School Board, COP, Refunding, Series A, 5.00%, 07/01/20	1,000	1,041,790
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 05/01/20	1,250	1,294,925
Palm Beach County School District, COP, Refunding Series B, 5.00%, 08/01/20	3,000	3,133,680
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 05/01/13(a)(b)	2,425	1,697,500

		10,960,852

Education — 4.2%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 04/01/20	795	820,591
Florida Atlantic University Traffic and Parking Services Revenue, Refunding RB, Series A, 5.00%, 07/01/20	1,150	1,197,047
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 04/01/20	1,000	1,032,190

Security	Par (000)	Value

Education (continued)
Volusia County School Board, COP, Refunding Series A (BAM), 5.00%, 08/01/20	$350	$365,596

		3,415,424

Health — 29.5%
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 04/01/20	500	516,195
County of Highlands Florida Health Facilities Authority, Refunding RB, Adventist Health:
Hospital, Series I, 5.00%, 11/15/20	2,155	2,201,031
VRDN, System, 1.46%, 11/15/33(c)	3,500	3,500,000
County of Orange Florida Health Facilities Authority, RB, VRDN, Series C-1, 1.47%, 01/01/39(c)	850	850,000
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 3.50%, 06/01/19	200	200,480
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,060,900
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	3,735	4,051,317
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 07/01/20(d)	1,285	1,340,011
County of Pinellas Health Facilities Authority, Refunding RB, VRDN, Baycare Health System Issue, Series A1 (US BANK NA LOC), 1.44%, 11/01/38(c)	3,500	3,500,000
County of Sarasota Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series B, 1.51%, 07/01/37(c)	2,650	2,650,000
Halifax Hospital Medical Center, Refunding RB, 5.00%, 06/01/20	590	610,939
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	157,017

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/20	$2,250	$2,345,670

		23,983,560

Housing — 0.1%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	45	45,191
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	60	60,520

		105,711

State — 8.9%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,067,189
4.00%, 10/01/20	1,105	1,142,581
4.00%, 10/01/21	500	527,340
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 04/01/20(e)	730	700,683
Series B-2 (AGM), 4.00%, 10/01/20	655	677,080
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 07/01/20	3,000	3,127,680

		7,242,553

Transportation — 10.3%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	889,722
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 04/01/20	160	165,248
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 09/01/20	2,500	2,609,350
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,439,501

Security	Par (000)	Value

Transportation (continued)
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	$1,500	$1,562,685
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 07/01/20	550	574,106
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,188,161

		8,428,773

Utilities — 22.0%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 09/01/20	2,970	3,114,847
City of Gainesville Florida Utilities System Revenue, Refunding RB, VRDN, Series B, 1.60%, 10/01/42(c)	3,455	3,455,000
City of Miami Beach Florida, RB, 5.00%, 09/01/20	250	262,013
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 08/01/20	1,200	1,253,796
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,072,600
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 07/01/19(d)	510	514,360
Florida Governmental Utility Authority, Refunding RB (AGM):
4.00%, 10/01/20	500	516,855
Lehigh Utility, 5.00%, 10/01/20	635	665,753
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	525,510
Orlando Florida Utilities Commission, RB, VRDN, Series 2, 1.47%, 10/01/33(c)	1,700	1,700,000
Orlando Florida Utilities Commission, Refunding RB, VRDN, Series B (TD Bank NA SBPA), 1.48%, 10/01/39(c)	1,300	1,300,000

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 04/01/20	$530	$547,061

		17,927,795

Total Municipal Bonds in Florida		77,425,870

Georgia — 0.7%

Utilities — 0.7%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/20	500	515,885

Total Municipal Bonds in Georgia		515,885

Guam — 0.5%

Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	100	103,562
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	310	324,449

Total Municipal Bonds in Guam		428,011

Security	Par (000)	Value

Texas — 0.6%

Transportation — 0.6%
City of Houston Texas Airport System Revenue, Refunding RB, Series B-2, AMT, 5.00%, 07/15/20	$500	$515,300

Total Municipal Bonds in Texas		515,300

Total Municipal Bonds — 96.9% (Cost — $78,918,828)		78,885,066

	Shares

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.38%(f)(g)	983,997	984,194

Total Short-Term Securities — 1.2% (Cost — $984,096)		984,194

Total Investments — 98.1% (Cost — $79,902,924)		79,869,260

Other Assets Less Liabilities — 1.9%		1,553,803

Net Assets — 100.0%		$81,423,063

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	591,057	392,940	983,997	$984,194	$3,779	$4	$98

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO)

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

HFA — Housing Finance Agency

LOC — Letter of Credit

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

S/F — Single-Family

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$78,885,066	$—	$78,885,066
Short-Term Securities	984,194	—	—	984,194

	$984,194	$78,885,066	$—	$79,869,260

(a)	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2019, there were no transfers between levels.

4